Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities
Other liabilities

23       Other liabilities

	At December 31,
	2021	2020
Non-current
Concession fee payable (1)	657,682	655,221
Advances from customers	14,475	15,469
Provisions for legal claims (4)	8,132	4,251
Provision for maintenance costs (2)	19,239	17,081
Other taxes payable	2,058	1,139
Employee benefit obligation (3)	7,990	8,694
Salary payable	263	721
Other liabilities with related parties (Note 27)	1,308	1,398
Other payables	32,652	24,772
	743,799	728,746
Current
Concession fee payable (1)	167,352	86,483
Other taxes payable	19,998	23,033
Salary payable	32,843	22,061
Other liabilities with related parties (Note 27)	1,049	7,143
Advances from customers	4,718	4,522
Provision for maintenance cost (2)	2,432	10,114
Expenses provisions	1,879	2,018
Provisions for legal claims (4)	3,714	932
Other payables (*)	50,841	24,507
	284,826	180,813

(*) As of December 31, 2021, includes deferred income for a total amount of USD 14,552 (USD 8,751 as of December 31, 2020) and the outstanding balance to be paid for the transaction of Aeropuertos Andinos del Perú S.A. that amounts to USD 14,700 (Note 30).

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2021 (**)	285,371	120,005	231,486	1,336,007	1,972,869
At December 31, 2020 (**)	180,934	106,290	239,243	1,730,532	2,256,999

(**) The amounts disclosed in the table are undiscounted cash flows

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

(1) The most significant amounts included in Concession fee payable line are generated by the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and Inframérica Concessionária do Aeroporto de Brasilia S.A. and Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.

23       Other liabilities (Cont.)

The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)	Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132, payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800, payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate.

The Group initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable within other liabilities.

The Group estimates this fixed concession fee to be divided in two parts:

(a)	Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and
(b)	the second portion relates to the Group estimation of the value of the right of use after the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport or contract modifications are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the year.

b)	Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the regulatory authority in Brazil (ANAC). After that limit, concession fee is calculated at 4.5%.

Changes in the year of the Concession fee payable is as follows:

	2021	2020
Balances at the beginning of the year	741,704	897,671
Financial result	116,460	75,211
Concession fees	78,033	59,331
Payments (*)	(26,956)	(59,171)
Re-equilibrium reversal (Note 8)	3,074	-
Re-equilibrium compensation (Note 8)	(25,071)	(35,326)
Other	2,576	-
Translation differences and inflation adjustment	(64,786)	(196,012)
Balances at the end of the year	825,034	741,704

(*) In light of Covid-19 pandemic context, some governments have implemented measures aligned to the current environment such as the deferral of payment periods to relieve the liquidity situation of the airport sector.

On April 23, 2020, the Italian Ente Nazionale per l’Aviazione Civile (“ENAC”), in agreement with the Ministry of Infrastructure and Transport, ordered the suspension of the payment of airports concession fees, due in July. For 2020, the payment was commensurate with the traffic actually recorded during the year and was paid in 2021.

23       Other liabilities (Cont.)

On October 23, 2020, the Ministério da Infraestrutura of Brazil issued an order (Portaria No. 157) that allow companies to re-schedule at least 50% of their 2020 concession fee payment. On November 2, 2020, ICAB re-scheduled 50% of its fixed concession fees payment of 2020, in accordance with the provisions of the aforementioned order, to the six final years of the concession. The Government order (Portaria No. 157) determined that re-scheduling the payments of the concession fee must not exceed, for each financial year, 75% above the original value and 50% above the original value for the last five years of the concession. As of December 31, 2021 a 50% of the concession fee to be paid in 2021 by ICAB was pending as a re-scheduling of such fee was requested (Note 22).

On December 17, 2020 AA2000 reached an agreement with ORSNA in relation with past due payments of concession fees and development trusts suspended during 2020, for approximately USD 38 million that will be paid in installments between October 2021 and September 2022. On September 2, 2021, AA2000 and ORSNA agreed to postpone the past due payments that will be paid in installments between December 2022 and November 2023.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2021	2020
Balances at the beginning of the year	27,195	28,921
Accrual of the year	5,016	2,303
Use of the provision	(8,727)	(6,300)
Translation differences and inflation adjustment	(1,813)	2,271
Balances at the end of the year	21,671	27,195

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.

The assumptions used for the purposes of valuation of Toscana Aeroporti long term benefits at December 31, 2021 are:

-  Annual discount rate: 0.97% (0.39% in 2020)

-  Annual inflation rate: 1.20% (1.0% in 2020)

-  Annual employee termination benefit increase rate: 2.40% (2.25% in 2020)

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit.

The sensibility in relation with the provision of Toscana for a total amount of USD 6 million is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	5,714	6,259	6,055	5,807	5,894	6,014

The assumptions used for the valuation of TAGSA at December 31, 2021 are:

-  Annual discount rate: 2.96% (3.33% in 2020)

-  Annual turnover rate: 11.50% (12.32% in 2020)

-  Annual employee termination benefit (in years): 8.56 (8.33 in 2020)

-  Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2020) (*)

-  Annual employee future wage increase: 1.05% (1.31% in 2020)

(*)	Mortality Table “Instituto Ecuatoriano de Seguridad Social”

23       Other liabilities (Cont.)

The sensibility in relation with the prevision of TAGSA for a total amount of USD 1.9 million is as follows:

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,864	2,096	2,096	1,864	1,925	2,030

Changes of the provision in the year is as follows:

	2021	2020
Balances at the beginning of the year	8,694	8,079
Actuarial gain/loss (in other comprehensive income)	-	19
Interest for services	(178)	99
Service Cost	335	372
Amounts paid in the year	(784)	(467)
Contributions	456	-
Translation differences and inflation adjustment	(533)	592
At the end of the year	7,990	8,694

The amounts shown in the Consolidated Statement of Comprehensive Income for USD 28 in 2021 (USD (188) in 2020) correspond to the actuarial income / (loss) of USD 69 (USD (244) in 2020), net of taxes of USD 41 (USD 56 in 2020).

(4) Changes in the year of the provision for legal claims is as follows:

	2021	2020
Balances at the beginning of the year	5,183	6,478
Accrual of the year	10,789	1,488
Use of the provision	(2,294)	(1,962)
Translation differences and inflation adjustment	(1,832)	(821)
Balances at the end of the year	11,846	5,183